Consolidated Statements of Equity - CAD ($) $ in Millions		Total	Total shareholders' equity	Common shares (note 25)	Preferred shares (note 25)	Contributed surplus	Accumulated deficit	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment	AOCI (note 22)	Non-controlling interests
Balance, beginning of year at Dec. 31, 2019				$ 6,719.0	$ 1,277.0	$ 377.0	$ (1,403.0)	$ (7.0)	$ 245.0	$ 154.0
Increase (Decrease) in Stockholders' Equity
Exercise of share options				1.0		0.0
Shares issued under DRIP	[1]			6.0
Deferred taxes on share issuance costs				(3.0)	0.0
Redemption of preferred shares					(200.0)
Share options expense						6.0
Net income applicable to controlling interests		$ 552.0					552.0
Common share dividends							(268.0)
Preferred share dividends							(66.0)
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-13 [Member]
Other comprehensive loss		$ (195.0)							(195.0)
Net income applicable to non-controlling interests		20.0								20.0
Foreign currency translation adjustments										0.0
Contributions from non-controlling interests to subsidiaries										7.0
Distributions by subsidiaries to non-controlling interests										(28.0)
Acquisition of non-controlling interests through Petrogas Acquisition (note 3)										467.0
Balance, end of year at Dec. 31, 2020		7,661.0	$ 7,041.0	6,723.0	1,077.0	383.0	(1,192.0)	$ 0.0	50.0	620.0
Increase (Decrease) in Stockholders' Equity
Exercise of share options				15.0		(2.0)
Shares issued under DRIP	[1]			0.0
Deferred taxes on share issuance costs				(3.0)	(1.0)
Redemption of preferred shares					0.0
Share options expense						7.0
Net income applicable to controlling interests		283.0					283.0
Common share dividends							(281.0)
Preferred share dividends							(53.0)
Other comprehensive loss		(57.0)							(57.0)
Net income applicable to non-controlling interests		57.0
Foreign currency translation adjustments										6.0
Contributions from non-controlling interests to subsidiaries										1.0
Distributions by subsidiaries to non-controlling interests										(32.0)
Acquisition of non-controlling interests through Petrogas Acquisition (note 3)										0.0
Balance, end of year at Dec. 31, 2021		$ 7,601.0	$ 6,949.0	$ 6,735.0	$ 1,076.0	$ 388.0	$ (1,243.0)		$ (7.0)	$ 652.0

[1]	Premium Dividend™, Dividend Reinvestment and Optional Cash Purchase Plan (DRIP). The plan was suspended in December 2019, with the December dividend (paid January 2020) being the last dividend payment eligible for reinvestment by participating shareholders under the DRIP.